Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Basis of Presentation

Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared from the Company’s records and, in management’s opinion, include all adjustments (consisting of normal recurring adjustments) necessary to fairly state the Company’s financial position as of May 4, 2013, and the results of operations and changes of cash flows for the three months ended May 4, 2013 and April 28, 2012, which each consist of thirteen weeks. The Company’s current fiscal year ends on February 1, 2014 (“fiscal 2013”).

Certain information and disclosures normally included in the notes to annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted for purposes of these interim condensed consolidated financial statements.

These unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes included in the Company’s Annual Report on Form 10-K for the fiscal year ended February 2, 2013 (“fiscal 2012”).

The results of operations for the three months ended May 4, 2013 presented herein are not necessarily indicative of the results to be expected for the full fiscal year.

Basis of Presentation

These consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Accordingly, all intercompany balances and transactions have been eliminated through the consolidation process.

Fiscal Years

Fiscal Years

The Company’s fiscal year ends on the Saturday closest to January 31. As a result, the Company’s fiscal year may include 53 weeks. The fiscal year ended February 2, 2013 (“fiscal 2012”) consisted of 53 weeks and the fiscal years ended January 28, 2012 (“fiscal 2011”) and January 29, 2011 (“fiscal 2010”) each consisted of 52 weeks.

Use of Accounting Estimates

Use of Accounting Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material to the consolidated financial statements.

Cash and Cash Equivalents		Cash and Cash Equivalents The Company considers highly liquid investments with original maturities of three months or less to be cash equivalents.
Concentration of Credit Risk

Concentration of Credit Risk

The Company maintains its cash and cash equivalent accounts in financial institutions in both U.S. dollar and Canadian dollar denominations. Accounts at the U.S. institutions are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 and accounts at the Canadian institutions are insured by the Canada Deposit Insurance Corporation (“CDIC”) up to $100,000 Canadian dollars. As of February 2, 2013, the Company had two U.S. bank account balances that were in excess of the FDIC insurance limit and one Canadian bank account balance that was in excess of the CIDC insurance limit. The Company performs ongoing evaluations of these institutions to limit its concentration of credit risk.

Accounts Receivable

Accounts Receivable

Accounts receivable consist primarily of receivables from the Company’s credit card processors for sales transactions and tenant improvement allowances from the Company’s landlords in connection with new leases. Accounts receivable is presented net of allowance for doubtful accounts, which is recorded on a specific identification basis. The allowance for doubtful accounts was not significant as of February 2, 2013 and January 28, 2012.

Merchandise Inventories

Merchandise Inventories

The Company’s merchandise inventories are comprised of finished goods and are carried at the lower of cost or market, with cost determined on a weighted-average cost method and market determined based on the estimated net realizable value. To determine if the value of inventory should be marked down below original cost, the Company considers current and anticipated demand, customer preference and the merchandise age. The inventory value is adjusted periodically to reflect current market conditions, which requires management judgments that may significantly affect the ending inventory valuation, as well as gross margin. The significant estimates used in inventory valuation are obsolescence (including excess and slow-moving inventory and lower of cost or market reserves) and estimates of inventory shrinkage. The Company adjusts its inventory for obsolescence based on historical trends, aging reports, specific identification and its estimates of future retail sales prices.

Reserves for shrinkage are estimated and recorded throughout the period as a percentage of net sales based on historical shrinkage results and current inventory levels. Actual shrinkage is recorded throughout the year based upon periodic cycle counts and the results of the Company’s annual physical inventory count. Actual inventory shrinkage and obsolescence can vary from estimates due to factors including the mix of the Company’s inventory (which ranges from large furniture to decorative accessories) and execution against loss prevention initiatives in the Company’s stores, distribution centers, off-site storage locations and with its third-party transportation providers.

Due to these factors, the Company’s obsolescence and shrinkage reserves contain uncertainties. Both estimates have calculations that require management to make assumptions and to apply judgment regarding a number of factors, including market conditions, the selling environment, historical results and current inventory trends. If actual obsolescence or shrinkage estimates change from the Company’s original estimates, the Company will adjust its inventory reserves accordingly throughout the period. Management does not believe that changes in the assumptions used in these estimates would have a significant effect on the Company’s net income (loss) or inventory balances. The Company’s inventory reserve balances were $5.9 million and $5.6 million as of February 2, 2013 and January 28, 2012, respectively.

Prepaid Catalog and Advertising Expenses

Prepaid Catalog and Advertising Expenses

Advertising expenses primarily represent the costs associated with the Company’s catalog mailings, as well as print and website marketing. All advertising costs are expensed as incurred, with the exception of prepaid catalog expenses. Prepaid catalog expenses consist primarily of third-party incremental direct costs to prepare, print and distribute catalogs. Such costs are capitalized as prepaid catalog expenses and are amortized over their expected period of future benefit. Such amortization is based upon the ratio of actual revenues to the total of actual and estimated future revenues on an individual catalog basis. Estimated future revenues are based upon various factors such as the total number of catalogs and pages circulated, the probability and magnitude of consumer response and the assortment of merchandise offered. Each catalog is generally fully amortized within an eight- to nine-month period, with the majority of the amortization occurring within the first five to six months. Prepaid catalog expenses are evaluated for realizability on a regular basis by comparing the carrying amount associated with each catalog to the estimated probable remaining future sales associated with that catalog. The Company had $43.8 million and $28.6 million of prepaid catalog costs that are included in prepaid expense and other current assets on the consolidated balance sheets as of February 2, 2013, and January 28, 2012, respectively.

Advertising costs, recorded in selling, general and administrative expenses, were $98.8 million, $66.9 million, and $56.1 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

Property and Equipment

Property and Equipment

Property and equipment is recorded at cost, net of accumulated depreciation and amortization. Depreciation is calculated using the straight-line method, generally using the following useful lives:

Category of Property and Equipment	Useful Life
Building	40 years
Furniture, fixtures and equipment	3 to 7 years
Machinery and equipment	3 to 5 years
Computer software	3 years

The cost of leasehold improvements and lease acquisitions is amortized over the lesser of the useful life of the asset or the applicable lease term.

Interest is capitalized on construction in progress and software projects during the period in which expenditures have been made, activities are in progress to prepare the asset for its intended use and actual interest costs are being incurred.

Assets acquired under non-cancelable leases, which meet the criteria of capital leases, are capitalized in property and equipment and amortized over the lesser of the useful life of the asset or the applicable lease term.

The land purchased by the Company is recorded at cost and is a non-depreciable asset.

Property and equipment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable.

Intangible Assets

Intangible Assets

Intangible assets reflect the value assigned to trademarks, customer relationships, core technologies and the fair market value of the Company’s leases. Customer relationships, core technologies and the fair market value of the leases are amortized over their useful life. The Company does not amortize trademarks as the Company defines the life of the asset as indefinite.

Impairment

Impairment

Goodwill

The Company evaluates goodwill annually to determine whether it is impaired. Goodwill is also tested between annual impairment tests if an event occurs or circumstances change that would indicate that the fair value of a reporting unit is less than its carrying amount. Conditions that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of an asset; general economic conditions, such as increasing Treasury rates or unexpected changes in GDP growth; a change in the Company’s market share; budget-to-actual performance and consistency of operating margins and capital expenditures; a product recall or an adverse action or assessment by a regulator; or changes in management, key personnel, etc. If an impairment indicator exists, the Company tests the intangible asset for recoverability. The Company has identified only one single reporting unit. The Company selected the fourth fiscal quarter to perform its annual goodwill impairment testing.

The Company qualitatively assesses goodwill impairment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. During fiscal 2012, the Company performed a qualitative analysis examining key events and circumstances affecting fair value and determined it is more likely than not that the reporting unit’s fair value is greater than its carrying amount. As such, no further analysis was required for purposes of testing of the Company’s goodwill for impairment.

If goodwill is not qualitatively assessed, a two-step quantitative approach is used. In the first step, the Company compares the fair value of the reporting unit, generally defined as the same level as or one level below an operating segment, to its carrying value. If the fair value of the reporting unit exceeds the carrying value of the net assets assigned to that unit, goodwill is considered not impaired and the Company is not required to perform further testing. If the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. If the carrying value of a reporting unit’s goodwill exceeds its implied fair value, then the Company would record an impairment loss equal to the difference.

The Company’s tests for impairment of goodwill resulted in a determination that the fair value of the Company substantially exceeded the carrying value of the Company’s net assets in fiscal 2012 and fiscal 2011. No impairment to goodwill has been recorded in any period.

Trademarks

The Company annually evaluates whether trademarks continue to have an indefinite life. Trademarks are reviewed for impairment annually in the fourth quarter and may be reviewed more frequently if indicators of impairment are present. Conditions that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of an asset, a product recall or an adverse action or assessment by a regulator.

In 2012, the Company adopted the option to qualitatively assess indefinite-lived intangible asset impairment to determine whether it is more likely than not that the fair value of the asset is less than its carrying amount. Accordingly, the Company performed a qualitative analysis examining key events and circumstances affecting fair value and determined it is more likely than not that the asset’s fair value is greater than its carrying amount. As such, no further analysis was required for purposes of testing of the Company’s trademarks for impairment.

If trademarks are not qualitatively assessed, an impairment review is performed by comparing the carrying value to the estimated fair value, determined using a discounted cash flow methodology. Factors used in the valuation of intangible assets with indefinite lives include, but are not limited to, management’s plans for future operations, brand initiatives, recent operating results and projected future cash flows.

The Company tested the trademarks for impairment and concluded that there has been no impairment in any period.

Long-Lived Assets

Long-lived assets, such as property and equipment and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Conditions that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of an asset, a product recall or an adverse action or assessment by a regulator. If the sum of the estimated undiscounted future cash flows related to the asset are less than the carrying value, the Company recognizes a loss equal to the difference between the carrying value and the fair value, usually determined by the estimated discounted cash flow analysis of the asset.

The Company evaluates long-lived tangible assets at an individual store level, which is the lowest level at which independent cash flows can be identified. The Company evaluates corporate assets or other long-lived assets that are not store-specific at the consolidated level.

Since there is typically no active market for the Company’s long-lived tangible assets, the Company estimates fair values based on the expected future cash flows. The Company estimates future cash flows based on store-level historical results, current trends, and operating and cash flow projections. The Company’s estimates are subject to uncertainty and may be affected by a number of factors outside its control, including general economic conditions and the competitive environment. While the Company believes its estimates and judgments about future cash flows are reasonable, future impairment charges may be required if the expected cash flow estimates, as projected, do not occur or if events change requiring the Company to revise its estimates.

The Company did not record an impairment charge on long-lived assets in fiscal 2012 or fiscal 2011.The Company recorded a $2.1 million impairment charge on long-lived assets of certain underperforming stores in fiscal 2010, which is included in cost of goods sold on the consolidated statements of operations.

Capital and Operating Leases

Capital and Operating Leases

The Company classifies leases at the inception of the lease as either a capital lease or an operating lease. A lease is classified as a capital lease if any of the following conditions are met: (i) the ownership of the leased property is transferred to the lessee by the end of the lease term, (ii) there is a bargain purchase option, (iii) the lease term is at least 75% of the property’s estimated remaining economic life or (iv) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property. A capital lease is accounted for as if there were an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All leases not identified as capital leases are accounted for as operating leases.

The Company leases stores, distribution facilities, office space and certain machinery and equipment under various operating leases. Most real estate lease agreements contain, among other terms and conditions, tenant improvement allowances, rent holidays, lease premiums, rent escalation clauses and contingent rent provisions. For purposes of recognizing lease incentives, premiums and minimum rental expenses on a straight-line basis over the terms of the leases, the Company uses the date of initial possession to begin amortization, which is generally when the Company enters the space and begins to make improvements in preparation of intended use. For tenant improvement allowances and rent holidays, the Company records a deferred rent liability, reported as a long-term liability on the consolidated balance sheets, and amortizes the deferred rent over the term of the lease as an adjustment to rent expense.

For scheduled rent changes during the lease terms or for rental payments commencing at a date other than the date of initial occupancy (rent holidays), the Company records minimum rental expenses on a straight-line basis over the term of the lease.

Certain leases provide for contingent rents, which are determined as a percentage of gross sales in excess of specified levels. The Company records a contingent rent liability in accounts payable and accrued expenses on the consolidated balance sheets and the corresponding rent expense when specified levels have been achieved or when management estimates that achieving the specified levels during the lease term is probable.

Debt Issuance Costs

Debt Issuance Costs

The Company capitalizes debt issuance costs related to its revolving line of credit and term loan. Capitalized costs related to the revolving line of credit are included in other assets on the consolidated balance sheets as deferred financing fees. Capitalized costs paid to lenders relating to the term loan are netted against the term loan on the consolidated balance sheets. Deferred financing fees are amortized utilizing the straight-line method and are included in interest expense on the consolidated statements of operations.

Revenue Recognition

Revenue Recognition

The Company recognizes revenues and the related cost of goods sold when merchandise is received by its customers. Revenues from “cash-and-carry” store sales are recognized at the point of sale in the store. Revenues from direct-to-customer and home-delivered sales are recognized when the merchandise is delivered to the customer. Discounts provided to customers are accounted for as a reduction of sales.

The Company recognizes shipping and handling fees as revenue when the merchandise is received by its customers. Costs of shipping and handling are included in cost of goods sold.

Sales tax collected is not recognized as revenue but is included in accounts payable and accrued expenses on the consolidated balance sheets as it is ultimately remitted to governmental authorities.

The Company reserves for projected merchandise returns. Merchandise returns are often resaleable merchandise and are refunded by issuing the same payment tender of the original purchase. Merchandise exchanges of the same product and price are not considered merchandise returns and, therefore, are excluded when calculating the sales returns reserve.

The Company’s customers may return purchased items for a refund. The Company provides an allowance for sales returns, net of cost of goods sold, based on historical return rates. A summary of the allowance for sales returns, presented net of cost of goods sold, is as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Balance at beginning of fiscal year	$3,181	$3,403	$3,145
Provision for sales returns	134,909	102,875	83,393
Actual sales returns	(132,884)	(103,097)	(83,135)

Balance at end of fiscal year	$5,206	$3,181	$3,403

Deferred Revenue and Customer Deposits

Deferred Revenue and Customer Deposits

Deferred revenue represents the revenue associated with orders that have been shipped by the Company to its customers but have not yet been received by the customer. As the Company recognizes revenue when the merchandise is received by its customers, it is included as deferred revenue on the consolidated balance sheets while in-transit.

Customer deposits represent payments made by customers on custom orders. At the time of purchase the Company collects deposits for all custom orders equivalent to 50% of the customer purchase price. Custom order deposits are recognized as revenue when the merchandise is received by the customer or at the time of cancellation of the order by the customer.

Gift Certificates and Merchandise Credits

Gift Certificates and Merchandise Credits

The Company sells gift certificates and issues merchandise credits to its customers in its stores and through its websites and product catalogs. Such gift certificates and merchandise credits do not have expiration dates. Revenue associated with gift certificates and merchandise credits is deferred until either (i) redemption of the gift certificate and merchandise credits or (ii) when the likelihood of redemption is remote and there exists no legal obligation to remit the value of unredeemed gift certificates or merchandise credits to the relevant jurisdictions (breakage). The breakage rate is based on monitoring of certificates issued, actual certificate redemptions and the Company’s analysis of when it believes it is remote that redemptions will occur.

Redeemed gift certificates and merchandise credits are recorded in net revenues. Breakage resulted in a reduction of selling, general and administrative expenses on the consolidated statements of operations of $1.8 million, $3.2 million, and $3.0 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

Self Insurance

Self Insurance

The Company maintains insurance coverage for significant exposures, as well as those risks that, by law, must be insured. In the case of the Company’s health care coverage for employees, the Company has a managed self insurance program related to claims filed. Expenses related to this self insured program are computed on an actuarial basis, based on claims experience, regulatory requirements, an estimate of claims incurred but not yet reported (“IBNR”) and other relevant factors. The projections involved in this process are subject to uncertainty related to the timing and amount of claims filed, levels of IBNR, fluctuations in health care costs and changes to regulatory requirements.

The Company is self-insured for all workers’ compensation claims related to incidents incurred after November 1, 2012 and prior to November 1, 2007.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with applicable guidance which requires the fair value of stock-based payments to be recognized in the consolidated financial statements as compensation expense over the requisite service period. For service-only awards compensation expense is recognized on a straight-line basis, net of forfeitures, over the requisite service period for the fair value of awards that actually vest. Fair value for restricted stock units is valued using the closing price of the Company’s stock on the date of grant. The fair value of each option award granted under the Company’s award plans subsequent to its initial public offering is estimated on the date of grant using a Black-Scholes Merton option pricing model with the following assumptions:

•

Expected volatility—Based on the lack of historical data for its own shares, the Company bases its expected volatility on a representative peer group that takes into account industry, market capitalization, stage of life cycle and capital structure.

•

Expected term—Represents the period of time that options granted are expected to be outstanding. The Company elected to calculate the expected term of the option awards using the “simplified method”. This election was made as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. Under the “simplified” calculation method, the expected term is calculated as an average of the vesting period and the contractual life of the options.

•	Risk-free interest rate—Based on the U.S. Treasury zero-coupon bond rate with a remaining term approximate of the expected term of the option.

•	Dividend yield—As the Company has not paid dividends, nor does it currently plan to pay dividends in the future, the assumed dividend yield is zero.

Prior to the Reorganization, Home Holdings had granted performance-based units that vested and became deliverable upon achievement or satisfaction of performance conditions specified in the performance agreement or upon the return on investment attained by certain of the equity investors in Home Holdings at defined liquidity events, including an initial public offering or certain sale or merger transactions. The Company estimated the fair value of performance-based units awarded to employees at the grant date based on the fair value of the Company on such date. The Company also considered the probability of achieving the established performance targets in determining its stock-based compensation with respect to these awards. The Company recognizes compensation cost over the performance period. When the performance is related to a specific event occurring in the future, the Company recognizes the full expense at the time of the event. At the time of the Reorganization, these performance-based units were replaced with shares of the Company’s common stock with substantially similar restrictions, terms and conditions. Refer to Note 12—Stock-Based Compensation.

In connection with Mr. Friedman’s resignation as Chairman and Co-Chief Executive Officer and new role as Creator and Curator, 1,185,511 shares of unvested stock he received in replacement of certain performance-based units will be marked to market every period until the required vesting criteria are met, resulting in additional stock based compensation in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718.

Cost of Goods Sold

Cost of Goods Sold

Cost of goods sold includes, but is not limited to, the direct cost of purchased merchandise, inventory shrinkage, inventory reserves and write-downs, inbound freight, all freight costs to get merchandise to the Company’s stores, design and buying costs, occupancy costs related to store operations, such as rent, property tax and common area maintenance, depreciation and amortization, and all logistics costs associated with shipping product to customers.

Selling, General and Administrative Expenses

Selling, General and Administrative Expenses

Selling, general and administrative expenses include all operating costs not included in cost of goods sold. These expenses include payroll and payroll related expenses, store expenses other than occupancy and expenses related to many of the Company’s operations at its headquarters, including utilities, depreciation and amortization, credit card fees and marketing expense, which primarily includes catalog production, mailing and print advertising costs. All store pre-opening costs are included in selling, general and administrative expenses and are expensed as incurred.

Selling, general and administrative expenses for fiscal 2012 include a $92.0 million non-cash compensation charge related to equity grants at the time of the Reorganization, as well as a non-cash compensation charge of $23.1 million related to the performance-based vesting of certain shares granted to the Company’s Chief Executive Officer, Carlos Alberini, and Gary Friedman, who serves as the Company’s Creator and Curator. Costs incurred in connection with the initial public offering, including a fee of $7.0 million to Catterton Management Company, LLC (“Catterton”), Tower Three Partners LLC (“Tower Three”) and GJK Capital Advisors, LLC (“Glenhill”) in accordance with the Company’s management services agreement, payments of $2.2 million to certain former executives and bonus payments to employees of $1.3 million, were included in selling, general and administrative expenses in fiscal 2012. In addition, legal and other professional fees of $4.8 million, incurred in connection with the investigation conducted by the special committee of the board of directors relating to Mr. Friedman and the Company’s subsequent remedial actions, are included in fiscal 2012 selling, general and administrative expenses.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed as net income (loss) divided by the weighted-average number of common shares outstanding for the period. Diluted earnings (loss) per share is computed as net income (loss) divided by the weighted-average number of common shares outstanding for the period plus common stock equivalents consisting of shares subject to stock-based awards with exercise prices less than or equal to the average market price of the Company’s common stock for the period, to the extent their inclusion would be dilutive. Potential dilutive securities are excluded from the computation of diluted earnings (loss) per share if their effect is anti-dilutive.

Income Taxes

Income Taxes

The Company accounts for income taxes under an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s consolidated financial statements or tax returns. In estimating future tax consequences, the Company generally takes into account all expected future events then known to it, other than changes in the tax law or rates which have not yet been enacted and which are not permitted to be considered. Accordingly, the Company may record a valuation allowance to reduce its net deferred tax assets to the amount that is more-likely-than-not to be realized. The determination as to whether a deferred tax asset will be realized is made on a jurisdictional basis and is based upon management’s best estimate of the recoverability of the Company’s net deferred tax assets. Future taxable income and ongoing prudent and feasible tax planning are considered in determining the amount of the valuation allowance, and the amount of the allowance is subject to adjustment in the future. Specifically, in the event the Company were to determine that it is not more-likely-than-not able to realize its net deferred tax assets in the future, an adjustment to the valuation allowance would decrease income in the period such determination is made. This allowance does not alter the Company’s ability to utilize the underlying tax net operating loss and credit carryforwards in the future, the utilization of which is limited to achieving future taxable income.

The accounting standard for uncertainty in income taxes prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. Differences between tax positions taken in a tax return and amounts recognized in the financial statements generally result in an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, or a reduction in a deferred tax asset or an increase in a deferred tax liability, or both. The Company recognizes interest and penalties related to unrecognized tax benefits in tax expense.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying values of cash and cash equivalents, accounts receivable, accounts payable and borrowings under the revolving line of credit approximate their estimated fair values.

The degree of judgment used in measuring the fair value of financial instruments generally correlates to the level of pricing observability. Pricing observability is impacted by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established and the characteristics specific to the transaction. Financial instruments with readily available active quoted prices for which fair value can be measured generally will have a higher degree of pricing observability and a lesser degree of judgment used in measuring fair value. Conversely, financial instruments rarely traded or not quoted will generally have less, or no, pricing observability and a higher degree of judgment used in measuring fair value.

The Company’s financial assets and liabilities measured and reported at fair value are classified and disclosed in one of the following categories:

•	Level 1—Quoted prices are available in active markets for identical investments as of the reporting date.

•

Level 2—Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies.

•

Level 3—Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs used in the determination of fair value require significant management judgment or estimation.

The Company’s financial assets and liabilities were classified as Level 1 as of February 2, 2013, and January 28, 2012.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss). The Company’s other comprehensive income (loss) consists of foreign currency translation adjustments.

Foreign Currency Translation

Foreign Currency Translation

Local currencies are generally considered the functional currencies outside the United States of America. Assets and liabilities denominated in non-U.S. currencies are translated at the rate of exchange prevailing on the date of the consolidated balance sheets and revenues and expenses are translated at average rates of exchange for the period. The related translation gains (losses) are reflected in the accumulated other comprehensive income (loss) section of the consolidated statements of stockholders’ equity. Foreign currency gains (losses) resulting from foreign currency transactions are included in selling, general and administrative expenses on the consolidated statements of operations and have not been material in all periods presented.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In July 2012, the Financial Accounting Standards Board (“FASB”) issued guidance that revises the requirements around how entities test indefinite-lived intangible assets other than goodwill for impairment. Similar to the guidance issued in September 2011 related to the testing of goodwill for impairment, this guidance allows companies to perform a qualitative assessment before calculating the fair value of the indefinite-lived intangible asset. If entities determine, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is more likely than not greater than the carrying amount, a quantitative calculation would not be needed. The Company adopted this guidance for its fiscal 2012 annual indefinite-lived intangible assets impairment test. The adoption of this guidance resulted in a change in how the Company performed its indefinite-lived intangible assets impairment assessment; however, the adoption did not have a material impact on the Company’s consolidated financial statements.

Nature of Business

Nature of Business

Restoration Hardware Holdings, Inc., a Delaware corporation, together with its subsidiaries (collectively, the “Company”), is a luxury home furnishings retailer that offers a growing number of categories including furniture, lighting, textiles, bathware, decorative accessories, outdoor and children’s furnishings. These products are sold through the Company’s stores, catalogs and websites. As of May 4, 2013, the Company operated a total of 70 retail stores and 14 outlet stores in 29 states, the District of Columbia and Canada, and had sourcing operations in Shanghai and Hong Kong.

The Company was formed on August 18, 2011 and capitalized on September 2, 2011 as a holding company for the purposes of facilitating an initial public offering of common equity and is a direct subsidiary of Home Holdings, LLC, a Delaware limited liability company (“Home Holdings”).

On November 1, 2012, the Company acquired all of the outstanding shares of capital stock of Restoration Hardware, Inc., a Delaware corporation, and Restoration Hardware, Inc. became a direct, wholly owned subsidiary of the Company. Restoration Hardware, Inc. was a direct, wholly owned subsidiary of Home Holdings prior to the Company’s initial public offering. Outstanding units issued by Home Holdings under its equity compensation plan, referred to as the Team Resto Ownership Plan, were replaced with common stock of the Company at the time of its initial public offering. These transactions are referred to as the “Reorganization.” As a result of these transactions, as of November 1, 2012, 32,188,891 shares of the Company’s common stock were outstanding.

On November 7, 2012, the Company completed its initial public offering. In connection with its initial public offering, the Company issued and sold 4,782,609 shares of its common stock at a price of $24.00 per share. In addition, certain of the Company’s stockholders sold an aggregate of 381,723 shares of common stock held by them in the initial public offering. Further, certain stockholders sold an additional aggregate of 774,650 shares of common stock held by them pursuant to the exercise by the offering’s underwriters of their option to purchase additional shares. The Company did not receive any proceeds from the sale of stock by its stockholders.

Prior to the Reorganization, Restoration Hardware Holdings, Inc. had not engaged in any business or other activities except in connection with its formation and the Reorganization. Accordingly, all financial and other information herein relating to periods prior to the completion of the Reorganization is that of Restoration Hardware, Inc.

On May 20, 2013, the Company completed its follow-on offering of 9,974,985 shares of common stock at an offering price of $50.00 per share, which included 1,301,085 shares sold in connection with the full exercise of the option to purchase additional shares granted to the underwriters. All of the shares sold in the offering were sold by existing stockholders of the Company. No shares were sold by the Company in the offering, and, as such, the Company did not receive any of the proceeds from such sales.